Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 8 — Commitments and Contingencies

Contingencies

Occasionally, the Group is a party to certain legal cases arising in the ordinary course of business. The Group accrues loss contingency associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. During the six months ended June 30, 2024, a client (the “Plaintiff”) filed a statement of claim with the High Court of Hong Kong claiming an amount of HK$91,599,433 (approximately US$11,730,000), which LBL, a subsidiary of the Company has failed to transfer the said sum under the Plaintiff’s securities account to the plaintiff (the “Civil Case”). Subsequently in July 2024, LBL filed a defence with the High Court of Hong Kong to dispute the claim and stated no outstanding sum owed to the Plaintiff. The Civil Case is currently in early stage and LBL will continue to vigorously defend against the Civil Case. The Group’s management does not expect it is probable that the disposition of such claim will have a material adverse impact on the Group’s consolidated financial position, results of operations and cash flows.